Earnings per share	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Earnings per share
Note 32. Earnings per share

	2022 A$’000	2021 A$’000	2020 A$’000

Loss after income tax attributable to the owners of Kazia Therapeutics Limited	(24,648)	(8,422)	(12,467)

Loss after income tax attributable to the owners of Kazia Therapeutics Limited	(24,648)	(8,422)	(12,467)

	Number	Number	Number

Weighted average number of ordinary shares used in calculating basic earnings per share	132,467,686	117,674,543	73,053,514

Weighted average number of ordinary shares used in calculating Diluted earnings per share	132,467,686	117,674,543	73,053,514

	Cents	Cents	Cents

Basic earnings per share	(18.61)	(7.16)	(17.07)
Diluted earnings per share	(18.61)	(7.16)	(17.07)